Segment Results - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€) € in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	[1],[2]	Jun. 30, 2023		Jun. 30, 2022	[1],[2]
Net revenues [Abstract]
Corporate Treasury Services		€ 1,076		€ 946		€ 2,264		€ 1,845
Institutional Client Services		492		394		939		744
Business Banking		376		211		713		424
Total net revenues		1,943		1,551		3,916		3,013
Of which [Abstract]
Net interest income		1,312		825		2,645		1,604
Commission and fee income		573		622		1,149		1,192
Remaining income		58		104		122		217
Provision for credit losses		117		56		182		204
Noninterest expenses [Abstract]
Compensation and benefits		375		356		736		709
General and administrative expenses		781		700		1,506		1,415
Impairment of goodwill and other intangible assets		0		0		0		0
Restructuring activities		0		(2)		0		(2)
Total noninterest expenses		1,156		1,054		2,242		2,122
Noncontrolling interests		0		0		0		0
Profit (loss) before tax		670		441		1,492		687
Total assets	[3],[4],[5],[6],[7]	245,000		258,000		245,000		258,000
Risk-weighted assets (RWA)	[3]	71,000		72,000		71,000		72,000
of which, operational risk RWA	[3]	5,000		5,000		5,000		5,000
Leverage exposure	[3]	306,000		317,000		306,000		317,000
Deposits	[3]	271,000		275,000		271,000		275,000
Loans gross of allowances for loan losses	[4]	€ 116,000	[3]	€ 129,000		€ 116,000	[3]	€ 129,000
Cost Income Ratio		59.50%		68.00%		57.30%		70.40%
Post tax return on average shareholders equity		13.60%		9.90%		15.30%		7.70%
Post tax return on average tangible shareholders equity		14.80%		10.80%		16.60%		8.40%

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	As of quarter-end
[4]	As of quarter-end
[5]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
[6]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
[7]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances as of quarter-end